Business Combinations (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) business	Oct. 01, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of Divestitures | business			2
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest			$ 36,976			$ 3
Pending Acquisition [Member]
Business Acquisition [Line Items]
Number of Businesses Acquired | business			0
Railcar and Locomotive Leasing [Member]
Business Acquisition [Line Items]
Business Acquisitions, GE Railcar Services					$ 4,339
GE Capital Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisitions, GE Capital			$ 32,531
Helm Financial Corporation [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest							$ 422
Gain (Loss) on Investments [Member]
Business Acquisition [Line Items]
Proceeds from Divestiture of Businesses	$ 290	$ 374
Assets Under Management [Member]
Business Acquisition [Line Items]
Business Acquisitions, Investment Advisor				$ 106